Income taxes (Details) - Schedule of deferred tax assets and liability - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of deferred tax assets and liability [Abstract]
Accrued compensation	$ 545	$ 401
Allowance for bad debt	105	5
State tax accrual	13	165
Stock-based compensation	2,595	906
Net operating loss	2,364	111
Credits	71
Total deferred tax assets	5,693	1,588
Fixed asset basis	(84)	(114)
Intangible assets	(2,093)
Total deferred tax liabilities	(2,177)	(114)
Net deferred taxes	$ 3,516	$ 1,474